Allowance for Loan Losses (the Allowance) - Carrying value based on credit quality indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	$ 911,134	$ 784,391
Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	877,264	755,681
Special mention
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	16,690	18,990
Substandard
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	17,180	9,690
Doubtful
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases		30
Commercial mortgage
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	362,590	325,393
Commercial mortgage | Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	353,724	320,130
Commercial mortgage | Special mention
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	5,821	3,713
Commercial mortgage | Substandard
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	3,045	1,550
Home equity lines and loans
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	81,583	82,286
Home equity lines and loans | Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	81,046	82,121
Home equity lines and loans | Substandard
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	537	165
Construction
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	172,044	116,906
Construction | Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	170,823	114,249
Construction | Special mention
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	1,221	2,657
Commercial and industrial
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	273,301	254,050
Commercial and industrial | Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	251,320	234,813
Commercial and industrial | Special mention
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	9,648	12,590
Commercial and industrial | Substandard
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	12,333	6,617
Commercial and industrial | Doubtful
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases		30
Small Business Loans
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	21,616	5,756
Small Business Loans | Pass
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	20,351	4,368
Small Business Loans | Special mention
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases		30
Small Business Loans | Substandard
Loans and Leases by Credit Ratings
Carry value of loans and leases excluding residential mortgage, consumer and leases	$ 1,265	$ 1,358